Acquisitions/Divestitures - Businesses Acquired, 2016 (Details) $ in Millions			1 Months Ended		12 Months Ended
	Apr. 08, 2016 USD ($)	Jan. 29, 2016 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) entity	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquisitions
Goodwill					$ 36,199	$ 36,265	$ 36,788
Technology Services & Cloud Platforms
Acquisitions
Goodwill					10,258	10,292	10,447
Global Business Services
Acquisitions
Goodwill					4,607	4,742	4,813
Cognitive Solutions
Acquisitions
Goodwill					$ 19,484	$ 19,384	$ 19,665
2016 Acquisitions
Acquisitions
Number of acquisitions | entity					15
Aggregate acquisitions cost					$ 5,899
The Weather Company
Acquisitions
Businesses acquired, cash consideration		$ 2,278
Goodwill		$ 1,717
Expected percent of goodwill deductible for tax purposes		0.00%
Acquired intangible asset, weighted average useful life		6 years 10 months 24 days
The Weather Company | Cognitive Solutions
Acquisitions
Goodwill		$ 1,717
Truven Health Analytics
Acquisitions
Aggregate acquisitions cost	$ 2,612
Percentage of business acquired (as a percent)	100.00%
Businesses acquired, cash consideration			$ 148	$ 2,412
Goodwill	$ 1,933
Expected percent of goodwill deductible for tax purposes	15.00%
Acquired intangible asset, weighted average useful life	6 years 10 months 24 days
Truven Health Analytics | Cognitive Solutions
Acquisitions
Goodwill	$ 1,933
Other 2016 Acquisitions
Acquisitions
Percentage of business acquired (as a percent)					100.00%
Goodwill					$ 593
Expected percent of goodwill deductible for tax purposes					55.00%
Acquired intangible asset, weighted average useful life					6 years 3 months 18 days
Other 2016 Acquisitions | Technology Services & Cloud Platforms
Acquisitions
Number of acquisitions | entity					4
Goodwill					$ 119
Other 2016 Acquisitions | Global Business Services
Acquisitions
Number of acquisitions | entity					6
Goodwill					$ 303
Other 2016 Acquisitions | Cognitive Solutions
Acquisitions
Number of acquisitions | entity					3
Goodwill					$ 171